Warrants and warrant liability - Disclosure of outstanding warrants to acquire common shares of the Company (Parenthetical) (Detail)	Sep. 11, 2009 shares
Warrant And Warrant Liability [Abstract]
Number of share warrant issued to the broker	286,875